ORGANIZATION	12 Months Ended
Dec. 31, 2012
Nature Of Operations [Abstract]
ORGANIZATION

NOTE 1: ORGANIZATION

The National Bank of Greece S.A. (the “Bank”) is a commercial bank and was incorporated in the Hellenic Republic in 1841. The National Bank of Greece S.A. and its subsidiaries (the “Group”) provide a wide range of financial services activities including retail and commercial banking, global investment management, investment banking, insurance, investment activities and securities trading. The Group's non-financial service activities include hotels, warehouse management and real estate investments. The Group operates in Greece, Turkey, UK, South Eastern Europe, Cyprus, Malta, Egypt and South Africa.